Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 2,120	$ 6,401
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	1,044	1,818
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	234	244
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	185	805
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	151	54
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	87	644
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	79	332
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	49	615
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 291	$ 1,889